Fees Summary	Jun. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 29,144,657.16
Total Fee Amount	4,024.88
Total Offset Amount	0.00
Net Fee	$ 4,024.88
Offering Table N/A
Offset Table N/A	N/A